Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Parenthetical) (Detail) - Derivative Financial Instruments-Net [Member] - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	[2]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity Period of Hedging Instrument		more than 12 months
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		¥ 5,156,729
Equity swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		41,556 [1]	¥ 48,511
Interest Rate Swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	[1]	¥ 5,723,327

[1]	At March 31, 2020, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,156,729 million out of ¥5,723,327 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥41,556 million, equal to the total notional amount.
[2]	At March 31, 2019, the notional amount of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥48,511 million, equal to the total notional amount.